Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 1,445,257	$ 1,575,463
1 year or less
Borrowings
Undiscounted cash flow of principal and estimated interest	221,588	199,693
1 to 2 years
Borrowings
Undiscounted cash flow of principal and estimated interest	191,683	213,504
2 to 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	681,905	568,212
Over 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 350,081	$ 594,054